Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member] Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member]	Previously Reported [Member]	Total
Balance, December 31, 2020 (in shares) at Dec. 31, 2020		18,145,428
Balance, December 31, 2020 at Dec. 31, 2020		$ 18,145		$ 2,061,635		$ (4,301,180)		$ (2,221,400)
Stock issued for cash (in shares)		5,000						5,000
Stock issued for cash		$ 5		4,995		0		$ 5,000
Stock issued for settlement of liabilities (in shares)		451,678
Stock issued for settlement of liabilities		$ 452		451,226		0		451,678
Stock-based compensation (in shares)		222,000
Stock-based compensation		$ 222		221,778		0		222,000
Net loss		$ 0		0		(1,070,738)		(1,070,738)
Balance, December 31, 2021 (in shares) at Dec. 31, 2021		18,824,106
Balance, December 31, 2021 at Dec. 31, 2021		$ 18,824		2,739,634		(5,371,918)		(2,613,460)
Net loss		$ 0		0		(376,138)		(376,138)
Balance, December 31, 2021 (in shares) at Mar. 31, 2022		18,824,106
Balance, December 31, 2021 at Mar. 31, 2022		$ 18,824		2,802,634		(5,748,056)		(2,926,598)
Balance, December 31, 2020 (in shares) at Dec. 31, 2021		18,824,106
Balance, December 31, 2020 at Dec. 31, 2021		$ 18,824		2,739,634		(5,371,918)		$ (2,613,460)
Stock issued for cash (in shares)	2,504,500							2,504,500
Stock issued for cash	$ 2,504		$ 2,501,996		$ 0		$ 2,504,500	$ 2,504,500
Stock-based compensation (in shares)	324,720
Stock-based compensation	$ 325		308,395		0		308,720
Net loss	0		0		(1,582,549)		(1,582,549)	(1,720,189)
Extinguishment of derivative liability	$ 0		181,805		0		181,805
Balance, December 31, 2021 (in shares) at Dec. 31, 2022	21,653,326	21,653,326
Balance, December 31, 2021 at Dec. 31, 2022	$ 21,653	$ 21,653	$ 5,731,830	5,731,830	$ (6,954,467)	(7,092,107)	$ (1,200,984)	(1,338,624)
Net loss		$ 0		0		(459,822)		(459,822)
Balance, December 31, 2021 (in shares) at Mar. 31, 2023		21,653,326
Balance, December 31, 2021 at Mar. 31, 2023		$ 21,653		$ 5,793,830		$ (7,551,929)		$ (1,736,446)